FINANCIAL INSTRUMENTS AND SIGNIFICANT CONCENTRATIONS (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Cash and cash equivalents	$ 6,719	$ 24,030		$ 18,206
UNITED STATES
Cash and cash equivalents	$ 6,700	$ 24,000	$ 28,500	$ 18,200